Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 16 – RELATED PARTY TRANSACTIONS

The Company rents office space from a company in which Hassan Kotob, CEO, has an ownership. For the three and nine months ended September 30, 2022 and 2021, the Company incurred rental expense of $9,900 and $29,700, respectively, in respect of this office.

On November 12, 2021, the Company entered into a Representation Agreement with LOK Corporation International Inc. (“LOK”), a corporation in which Daniel Cloutier, a director, serves as the chief executive officer. Under the Representation Agreement, LOK acts as the worldwide sales manager for our NeuroCap, NeuroEEG and their accessories. LOK is responsible for the evaluation of regional distribution, development, recruitment and training of the distribution network and provide in-country customer support. Fees for the services are 10% of sales occurring through the distribution channels. The contract term is for three years. To date, we have paid LOK approximately $4,750 for training platform development but no other service fees and no commissions.

NOTE 15 – RELATED PARTY TRANSACTIONS

The Company rents office space from a company in which Hassan Kotob, CEO, has an ownership. For the year ended December 31, 2021, the Company incurred rental expense of $39,600 in respect of this office. In addition, the Company during 2021 the Company expensed an amount of $29,700 of rental expense on behalf of 2020. As a result, the total amount of rent expense paid to a related party was $69,300 in 2021.

As of December 31, 2021, the Company had loans payable from related parties amounting to $155,989. The loans bear no interest and are due on December 31, 2021. These loans were amended after the balance sheet date (see Note 19).

On November 12, 2021, the Company entered into a Representation Agreement with LOK Corporation International Inc. (“LOK”), a corporation in which Daniel Cloutier, a director, serves as the chief executive officer. Under the Representation Agreement, LOK acts as the worldwide sales manager for our NeuroCap, NeuroEEG and their accessories. LOK is responsible for the evaluation of regional distribution, development, recruitment and training of the distribution network and provide in-country customer support. Fees for the services are 10% of sales occurring through the distribution channels. The contract term is for three years. To date, we have paid LOK approximately $4,750 for training platform development but no other service fees and no commissions.